Income Taxes (FY) - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Effective Income Tax Rate Reconciliation Abstract
U.S. federal statutory income tax rate (in Dollars)	$ (12,773)
U.S. federal statutory income tax rate	21.00%	21.00%
State taxes		6.50%
Nontaxable or nondeductible items
Stock-based compensation (in Dollars)	$ 442
Stock-based compensation	(0.70%)	(2.40%)
Limitation of executive compensation (in Dollars)	$ 165
Limitation of executive compensation	(0.003)
Other nontaxable or nondeductible items (in Dollars)	$ (425)
Other nontaxable or nondeductible items	0.70%
R&D tax credits (in Dollars)	$ (1,670)
R&D credit carryovers	2.80%	3.70%
Permanent differences		0.005
Change in valuation allowance (in Dollars)	$ 14,345
Change in valuation allowance	(23.60%)	(29.40%)
Other adjustments (in Dollars)	$ (84)
Other adjustments	0.10%	0.10%
Income Tax Expense (Benefit) (in Dollars)	$ 0
Effective income tax rate	0.00%	0.00%